INCOME TAXES - Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
INCOME TAXES
Bad debt allowance recorded for accounts receivable , other receivable, and long-term prepayments	$ 1,137,100	$ 2,643,662
Inventory provision		14,972
Net operating loss carry-forward	105,130	2,850
Less: valuation allowance	(1,242,230)	(2,661,484)
Total	$ 0	$ 0